Credit risk (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Credit Risk Details 1
Normal	¥ 653,825	¥ 634,700
Special mentioned	151,445	50,030
Substandard	1,100	1,100
Doubtful		3,144
Loss	11,744	8,100
Total	¥ 818,114	¥ 697,074